FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21576

Exact Name of registrant as                  Stock Dividend Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    03/31/06





























Item 1.  Schedule of Investments

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS - 99.51%

Capital Goods - 17.49%
   Caterpillar                             1160       $  83,300
   Dow Chemical                            3026         122,856
   Eastman Chemical                        1659          84,908
   Paccar                                  1635         115,235
   PPG Industries                          1539          97,496
                                                        -------
                                                        503,793
Consumer Discretionary - 8.61%
   Masco                                   2958          96,105
   Polaris                                 1000          54,560
   Whirlpool                               1065          97,416
                                                        -------
                                                        248,081
Consumer Staples - 20.69%
   Deluxe Corp                             5524         144,563
   Altria                                  1075          76,175
   Gannett                                 1550	         92,876
   H&R Block                               2298          49,752
   UST Inc                                 3420         142,272
   Universal Corp                          2456          90,307
                                                        -------
                                                        595,944
Energy - 9.96%
   Conoco Phillips                         1373          86,705
   Chevron                                  981          56,869
   PetroChina                              1366         143,362
                                                       --------
                                                        286,935
Financial - 14.77%
   Bank of America                         2090          95,179
   J.P.Morgan                              1920		 79,949
   First Horizon                           1672          69,630
   Washington Mutual                       1703          72,582
                                                        -------
                                                        425,373
Healthcare/Pharmaceutical - 8.89%
   Pfizer                                  5196         129,484
   Merck                                   3592         126,546
                                                        -------
                                                        256,030


- Continued -
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
MARCH 31, 2006


DESCRIPTION                                SHARES      MARKET VALUE
-----------                                ------      ------------

Technology/Telecom - 10.09%
   Telecom Corp of New Zealand             5475      $  149,577
   Verizon                                 4141         141,042
                                                        -------
                                                        290,619
Utilities - 8.99%
   DTE Energy                              2499      $  100,185
   Texas Utilities                         3546		  158,719
                                                        -------
                                                        258,904

  -------

Total Common Stocks  (cost $2,760,879)			2,865,681


SHORT-TERM INVESTMENTS - 0.49%
   Cash Less Debits                    $14,241           14,241
                                                       --------

   Total short-term investments   (cost $41,250)         41,250
                                                       --------

Total investment securities-100.00%(cost$2,775,120)   2,879,922

                                                       --------

Net assets - 100.00%                                $ 2,879,922
                                                   ============
















THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
NOTES TO FINANCIAL STATEMENTS

Investment Transactions - Purchases and Sales of investment securities (excluding money market funds) for the three months ended March 31, 2006 were $384,429 and $152,057 respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated $104,801, of which $209,483 related to unrealized appreciation of securities and ($104,682) related to unrealized depreciation of securities. The cost of investments at March 31, 2005 for Federal Income tax purposes was $2,760,879, excluding short term investments.


Item 2.  Controls and Procedures


a) Laura S. Adams is the President and Treasurer of the Fund and has concluded that the Registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant's internal control over financial reporting.
























Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                             -------------------------
                                                    Laura S. Adams
                                                    President

Date:  04/11/06






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                             -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  04/11/06